The MP63 Fund, Inc.

Incorporated herein by reference is the definitive version of the prospectus for the The MP63 Fund, Inc. filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on July 8, 2019 (SEC Accession No. 0001162044-19-000424).